Employee Benefit Plan, Description of Plan (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Participant Contribution Pretax Maximum Annual Contribution To Eligible Compensation Percentage	30.00%
EBP, Participant Contribution, Pretax, Maximum Annual Contribution To Company Stock, Percentage	25.00%
EBP, Employer Contribution, Matching Percentage	50.00%	50.00%
Employer Contribution Matching Amount, Percentage of Eligible Annual Compensation, Maximum	3.00%	3.00%
Employer Contribution Matching Amount in Dollars, Maximum	$ 750	$ 750
EBP, Forfeited Nonvested Account	5,068,920	2,406,331
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	4,564,771	2,176,407
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
Notes Receivable From Participants Loan Term, Maximum	5 years
EBP, Administration of the Plan [Line Items]
Fees paid by participants	$ 2,394,892	2,479,303
Loan Processing Fees
EBP, Administration of the Plan [Line Items]
Fees paid by participants	1,129,864	1,107,928
Administrative Fees
EBP, Administration of the Plan [Line Items]
Fees paid by participants	737,785	849,795
Stamp Taxes
EBP, Administration of the Plan [Line Items]
Fees paid by participants	265,067	268,551
Expedited Check Fees
EBP, Administration of the Plan [Line Items]
Fees paid by participants	$ 262,176	$ 253,029